Financing Liabilities	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Financing Liabilities

(15) Financing Liabilities

Financing liabilities are classified as financial liabilities measured at amortized cost.

Financing liabilities presented in current liabilities as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Current:
Commercial paper	¥791,630	¥849,605
Loans	310,123	312,992
Medium-term notes	36,411	40,070
Asset-backed securities	23,947	33,980

Subtotal	¥1,162,111	¥1,236,647

Reclassification from non-current liabilities (Current portion)	¥1,624,817	¥1,680,614

Total	¥2,786,928	¥2,917,261

The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current liabilities) as of March 31, 2017 and 2018 are as follows:

	2017	2018
Weighted average interest rate	1.09%	1.51%

Financing liabilities presented in non-current liabilities as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Non-current:
Loans	¥1,290,579	¥1,253,429
Medium-term notes	2,909,568	2,885,168
Corporate bonds	459,510	454,543
Asset-backed securities	987,350	969,223

Subtotal	¥5,647,007	¥5,562,363

Reclassification to current liabilities (Current portion)	¥(1,624,817)	¥(1,680,614)

Total	¥4,022,190	¥3,881,749

The interest rate range and payment due date for financing liabilities presented in non-current liabilities (including reclassification to current liabilities) as of March 31, 2017 and 2018 are as follows:

	2017	2018
Loans	Interest rate: 0.09% - 17.00% Due: 2017 - 2046	Interest rate: 0.09% - 15.00% Due: 2018 - 2046
Medium-term notes	Interest rate: 0.07% - 7.63% Due: 2017 - 2027	Interest rate: 0.07% - 7.63% Due: 2018 - 2028
Corporate bonds	Interest rate: 0.01% - 0.59% Due: 2017 - 2021	Interest rate: 0.01% - 0.59% Due: 2018 - 2022
Asset-backed securities	Interest rate: 0.13% - 2.05% Due: 2017 - 2022	Interest rate: 0.13% - 2.83% Due: 2018 - 2023

(Pledged assets)

Pledged assets for financing liabilities as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Trade receivables	¥18,229	¥24,571
Receivables from financial services	1,038,177	1,047,676
Inventories	—	17,528
Property, plant and equipment	61,644	58,720

Total	¥1,118,050	¥1,148,495

Receivables from financial services are pledged as collateral for liabilities related to asset-backed securities transactions. Other items are mainly pledged as collateral for secured bank loans.

As is customary in Japan, bank loans are extended under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.

(Reconciliation of liabilities arising from financing activities)

The changes in liabilities arising from financing activities for the year ended March 31, 2018 are as follows:

	Yen (millions)
	Balance as of April 1, 2017	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2018
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,162,111	¥101,885	¥—	¥—	¥(28,854)	¥—	¥1,505	¥1,236,647
Long-term financing liabilities	5,647,007	80,042	—	—	(169,403)	—	4,717	5,562,363
Lease obligations*1	69,364	(47,449)	—	50,610	(468)	—	566	72,623
Derivative financial liabilities (assets)*2	25,300	—	(3,308)	—	(1,732)	(36,466)	—	(16,206)

Total	¥6,903,782	¥134,478	¥(3,308)	¥50,610	¥(200,457)	¥(36,466)	¥6,788	¥6,855,427

Explanatory notes:

*1.	The cash flows arising from lease obligations are included in other, net in cash flows from financing activities in the consolidated statements of cash flows.
*2.	Derivative financial liabilities (assets) are held by the finance subsidiaries of the Company to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.